Employee Benefits - Summary of Variations in the Quantity of Stock Options and their Weighted Average Strike Prices (Detail) - Boa Vista Servicos S.A [member]			7 Months Ended			12 Months Ended
	Aug. 07, 2023 shares	Apr. 24, 2023 shares	Aug. 07, 2023 shares	Aug. 07, 2023 R$ / shares	Aug. 07, 2023 Options	Dec. 31, 2022 R$ / shares	Dec. 31, 2022 Options	Dec. 31, 2021 Options R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning of the period (in shares)				R$ 7.17		R$ 6.8		R$ 5.77
Cancelled,average price share				7.07		0		0
Exercised,average price share				0		0		6.25
End of the period ( in shares)				R$ 0		R$ 7.17		R$ 6.8
Beginning of the period (Options)			3,534,000		3,534,000		3,534,000	11,292,000
Cancelled (Options)	(2,739,000)	(795)			(3,534,000)		0	0
Exercised (Options)			0		0		0	(7,758,000)
End of the period (Options)	0		0		0		3,534,000	3,534,000